STARBOARD INVESTMENT TRUST

RiskX Funds

Supplement to the Prospectus,

Summary Prospectuses and

Statement of Additional Information

June 2, 2014

This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 30, 2013 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.

This supplement is to update language in the Prospectus dated September 30, 2013 relative to Net Annual Fund Operating Expenses for the Funds and the intent of FolioMetrix, the investment advisor to the Funds ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Funds as portfolio investments, effective June 1, 2014.

Prospectus

For the Rx Dynamic Growth Fund, the Rx Dynamic Total Return Fund and the Rx Dividend Income Fund, each table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the third footnote of such table in its entirety with the following:

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of the Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

For the Rx Traditional Equity Fund, the Rx Tax Advantaged Fund, the Rx Non Traditional Fund, the Rx High Income Fund, the Rx Traditional Fixed Income Fund, the Rx Tactical Rotation Fund and the Rx Premier Managers Fund, each table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the second footnote of such table in its entirety with the following:

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of the Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

For each of the RiskX Funds, the section titled "Principal Risks of Investing in the Fund" is revised by removing the risk captioned "Operating Risk" in its entirety.

On page 100 of the Prospectus, the subsection captioned "Principal Investment Risks for the Funds Managed by the Advisor" under the section titled "Principal Investment Objectives, Strategies, and Risks" is revised by removing the risk captioned "Operating Risk" in its entirety.

On page 107 of the Prospectus, the subsection captioned "Principal Investment Risks for the Rx Dividend Income Fund" under the section titled "Principal Investment Objectives, Strategies, and Risks" is revised by removing the risk captioned "Operating Risk" in its entirety.

On page 112 of the Prospectus, the subsection captioned "Operating Plan" under the section titled "Additional Information on Expenses" is revised by replacing the subsection in its entirety with the following:

Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, amounts, if any, payable under a Rule 12b-1 distribution plan ) are limited to: 1.25% of each of the RiskX Funds for the period ending August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Statement of Additional Information

On page 52 of the Statement of Additional Information, the subsection captioned "Administrator" under the section titled "Management and Other Service Providers" is revised by removing the second and third paragraphs of that subsection in their entirety.

Investors Should Retain This Supplement for Future Reference